Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000127985
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OnTrack Core Fund
C000121122
Average Annual Return [Line Items]
Line Graph and Table Measure Name		OnTrack Core Fund
Without Sales Load [Member] | C000127985
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.32%)		5.67%	4.08%
Without Sales Load [Member] | C000121122
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.14%)		5.86%	4.28%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Months U.S. Treasury Bill Index
Average Annual Return, Percent	5.32%		2.49%	1.75%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Months U.S. Treasury Bill Index
Average Annual Return, Percent	5.32%		2.49%	1.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		14.53%	13.10%